CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 1,397	$ 88,853	$ (85,331)	$ 4,919
Balance (in shares) at Dec. 31, 2020	19,998,745
Net loss	$ 0	0	(2,267)	(2,267)
Exercise of options and debt conversion	$ 465	7,236	0	7,701
Exercise of options and debt conversion (in shares)	5,962,651
Balance at Jun. 30, 2021	$ 1,862	96,089	(87,598)	10,353
Balance (in shares) at Jun. 30, 2021	25,961,396
Balance at Dec. 31, 2021	$ 2,028	97,833	(95,469)	4,392
Balance (in shares) at Dec. 31, 2021	28,239,372
Net loss	$ 0	0	(5,159)	(5,159)
Exercise of options and debt conversion	$ 39	172	0	211
Exercise of options and debt conversion (in shares)	543,855
Share Issuance	$ 578	3,703	0	4,281
Share Issuance (in shares)	7,531,585
Balance at Jun. 30, 2022	$ 2,645	$ 101,708	$ (100,628)	$ 3,725
Balance (in shares) at Jun. 30, 2022	36,314,812